SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	9 Months Ended
	Apr. 30, 2015 USD ($) shares oz	Jan. 31, 2015 USD ($) shares oz
Accounting Policies [Abstract]
Gold, Maximum Unallocated Held	430	430
Shares Prescribed Aggregation | shares	50,000	50,000
Transaction Fee | $	$ 500	$ 500